STOCKHOLDERS' EQUITY	12 Months Ended
Oct. 31, 2018
Statement of Comprehensive Income [Abstract]
STOCKHOLDERS' EQUITY
STOCKHOLDERS' EQUITY
Stock Repurchase Program
On March 6, 2018, the Board of Directors approved a new stock repurchase program authorizing the purchase of up to $350 million of the company’s common stock, replacing a previously approved 2016 program authorizing the purchase of up to $200 million of the company's common stock. Under the new program, shares may be purchased from time to time, subject to general business and market conditions and other investment opportunities, through open market purchases, privately negotiated transactions or other means. All such shares and related costs are held as treasury stock and accounted for at trade date using the cost method. The stock repurchase program may be commenced, suspended or discontinued at any time at the company’s discretion and does not have an expiration date.
For the year ended October 31, 2018,  we repurchased 2,075,460 shares of common stock for $120 million. For the year ended October 31, 2017, we did not repurchase any shares of common stock under the stock repurchase program. All such shares and related costs are held as treasury stock and accounted for at trade date using the cost method.
Accumulated other comprehensive loss
The following table summarizes the components of our accumulated other comprehensive loss as of October 31, 2018 and 2017, net of tax effect:

	October 31,
	2018	2017
	(in millions)
Unrealized gain on equity securities, net of tax (expense) of $(2) and $(5)	$—	$14
Foreign currency translation, net of tax (expense) of $(63) and $(63)	(60)	(39)
Unrealized losses on defined benefit plans, net of tax benefit of $81 and $82	(426)	(433)
Unrealized losses on derivative instruments, net of tax benefit (expense) of $(1) and $(2)	(2)	1
Total accumulated other comprehensive loss	$(488)	$(457)

Changes in accumulated other comprehensive income (loss) by component and related tax effects for the years ended October 31, 2018 and 2017 were as follows:

			Net defined benefit pension cost and post retirement plan costs:
	Unrealized gain (loss) on equity securities	Foreign currency translation	Actuarial Losses	Prior service credits	Unrealized gains (losses) on derivatives	Total
	(in millions)
At October 31, 2016	$10	$(29)	$(646)	$50	$(3)	$(618)
Other comprehensive income (loss) before reclassifications	5	(10)	177	—	6	178
Amounts reclassified out of accumulated other comprehensive income	—	—	69	(24)	1	46
Tax (expense) benefit	(1)	—	(68)	9	(3)	(63)
Other comprehensive income (loss) for the twelve months ended October 31, 2017	4	(10)	178	(15)	4	161
At October 31, 2017	14	(39)	(468)	35	1	(457)
Other comprehensive income (loss) before reclassifications	(17)	(21)	(23)	—	—	(61)
Amounts reclassified out of accumulated other comprehensive income	—	—	53	(22)	(4)	27
Tax (expense) benefit	3	—	(7)	6	1	3
Other comprehensive income (loss) for the twelve months ended October 31, 2018	(14)	(21)	23	(16)	(3)	(31)
At October 31, 2018	$—	$(60)	$(445)	$19	$(2)	$(488)

Reclassifications out of accumulated other comprehensive loss for the years ended October 31, 2018 and 2017 were as follows:

Details about accumulated other comprehensive loss components	Amounts reclassified from other comprehensive loss		Affected line item in statement of operations
	Year Ended October 31,
	2018	2017
	(in millions)
Unrealized gain (loss) on derivatives	$4	$(1)	Cost of products
	(1)	1	Provision for income tax
	3	—	Net of Income Tax

Net defined benefit pension cost and post retirement plan costs:
Net actuarial loss	(53)	(69)
Prior service credit	22	24
	(31)	(45)	Total before income tax
	9	14	Provision for income tax
	(22)	(31)	Net of income tax

Total reclassifications for the period	$(19)	$(31)

An amount in parentheses indicates a reduction to income and an increase to the accumulated other comprehensive income.
Reclassifications of prior service benefit and actuarial net loss in respect of retirement plans and post retirement pension plans are included in the computation of net periodic cost (see Note 14, "Retirement Plans and Post Retirement Pension Plans").